Employees (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) employee	Mar. 31, 2024 EUR (€) employee	Mar. 31, 2023 EUR (€) employee
Employees
Total number of employees	88,780	87,173	88,378
Costs incurred in respect of employees
Wages and salaries | €	€ 4,369	€ 4,674	€ 4,384
Social security costs | €	512	497	468
Other pension costs (note 25 'Post employment benefits') | €	245	217	212
Share-based payments (note 26 'Shared-based payments') | €	110	110	128
Total | €	€ 5,236	€ 5,498	€ 5,192
Discontinued Operations
Employees
Total number of employees	4,054	9,109	9,725
Costs incurred in respect of employees
Total | €	€ 286	€ 748	€ 650
Aggregate continuing and discontinued operations
Employees
Operations	15,440	15,707	15,808
Selling and distribution	21,830	22,928	24,676
Customer care and administration	55,564	57,647	57,619
Total number of employees	92,834	96,282	98,103
Costs incurred in respect of employees
Total | €	€ 5,522	€ 6,246	€ 5,842
Germany
Employees
Total number of employees	14,341	15,115	15,242
UK
Employees
Total number of employees	9,332	9,640	9,312
Other Europe
Employees
Total number of employees	11,744	11,441	14,189
Africa
Employees
Total number of employees	14,036	13,578	13,633
Türkiye
Employees
Total number of employees	3,164	3,126	3,688
Vantage Towers
Employees
Total number of employees			753
Common Functions
Employees
Total number of employees	36,163	34,273	31,561